Current and Deferred Taxes (Details) - Schedule of effective tax rate reconciliation - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective tax rate reconciliation [Abstract]
Tax calculated over profit before tax		27.00%	27.00%	27.00%
Tax calculated over profit before tax		$ 187,721	$ 214,566	$ 207,046
Price level restatement for tax purposes	[1]	(6.15%)	(6.33%)	(5.15%)
Price level restatement for tax purposes	[1]	$ (42,730)	$ (50,297)	$ (39,494)
Single penalty tax (rejected expenses)		0.19%	0.12%	0.14%
Single penalty tax (rejected expenses)		$ 1,354	$ 927	$ 1,110
Other		(0.55%)	1.24%	(0.20%)
Other		$ (3,812)	$ 9,878	$ (1,518)
Effective tax rates and expenses for income tax		20.50%	22.03%	21.79%
Effective tax rates and expenses for income tax		$ 142,533	$ 175,074	$ 167,144

[1]	Mainly corresponds to the permanent differences originated from the Own Tax Monetary Correction and the effect of the bonds received to article 104 of LIR.